Allowance for Doubtful Accounts	12 Months Ended
Sep. 30, 2015
Allowance For Doubtful Accounts [Abstract]
Allowance for Doubtful Accounts

15. Allowance for Doubtful Accounts

The activity in the allowance for doubtful accounts consisted of the following:

Fiscal Year	Balance at beginning of year	Provision Additions	Write-offs	Balance at end of year
September 30, 2015	$8,510	$1,619	$(3,831)	$6,298
September 30, 2014	$9,832	$2,394	$(3,716)	$8,510
September 30, 2013	$13,464	$369	$(4,001)	$9,832